LOANS PAYABLE — RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Loans Payable Related Parties
LOANS PAYABLE — RELATED PARTIES

NOTE 20 — LOANS PAYABLE — RELATED PARTIES

Loans from related parties as of December 31, 2023 and 2022 consist of the following:

	As of December 31,
	2023	2022
Other loans payable to related parties, current	4,907,181	2,932,090
Other loans payable to related parties, non-current	1,820	1,729
Total loans payable to related parties	$4,909,001	$2,933,819

The loan payable to related party for the acquisition of Revealed Films is non-interest bearing and unsecured with $2,000,000 payable on or before March 31, 2023. The loan is payable to the previous shareholder of Revealed Films. This loan was paid in full during March 2023.

The loan payable to related party for the acquisition of E-Squared Education Enterprises Pty Ltd is non-interest bearing and unsecured with ZAR 3,600,000 (Approximately $299,231) payable on or before Nov 30, 2022. Company has agreed to repay the same in Q1 2023 and the loan was repaid in March, 2023.

The loan payable to the pre-acquisition owners of Revealed Films of $870,000 is non-interest bearing and unsecured and is due to the operational funding by the owner of $435,000 by Jeff Hays and $435,000 by Patrick Gentempo in accordance with the acquisition agreement to continue the operations of Revealed Films and to assist with financing the company. The outstanding balance of loan was $835,000 in 2023 ($500,000 in 2022). The nature of the loan is cash advances and are expected to be repaid in 2024.

Education Angels was funded by an entity owned by the CEO and Director, Angela Stead during the year 2023 for $63,184 for short term working capital requirements. The loan is non-interest bearing and unsecured.

The Group pays fees to Entrepreneurs Institute Australia Pty Ltd (“EIA”), an Australian company controlled and ultimately owned by Roger Hamilton and Sandra Morrell, directors of the Group. The company is going through the process of liquidation since June 2023. The total in 2023 was $117,790 (2022: $325,243). The sole purpose of the entity is to engage local team and physical resources to provide day to day support to the Group with its own business requirements as well as catering to external clients. EIA on-charges its costs and does not record a material profit or loss, therefore the related party shareholders do not receive any financial benefit from this arrangement. Unpaid fees are recorded as a related party loan payable and is not-interest bearing.

The Group pays fees to GeniusU Web Services India Pvt Ltd (“GU India”), an Indian company controlled and ultimately owned by Suraj Naik, an employee of the Group, and a family member of Suraj Naik. The total in 2023 was $288,937 (2022: $209,322). The sole purpose of the entity is to engage local team and physical resources to provide day to day support to the Group with its own business requirements as well as catering to external clients. GU India on-charges its costs and does not record a material profit or loss, therefore the related party shareholders do not receive any financial benefit from this arrangement. Unpaid fees are recorded as a related party loan payable and is not-interest bearing.

During the year 2023, the Chief Executive Officer (“CEO”) entered into a loan agreement to provide it with up to $4 million as an interest free loan, to be converted into equity in the Company as ordinary shares and upon the same terms at the next qualified financing round. Roger Hamilton has loaned the Company $2.1 million under this agreement. The outstanding of $1 million has been converted into the securities offered under the offering made in January 2024 with the same terms as other external investors. The balance of $1.1 million will be repaid in cash at a date no sooner than July 1, 2024.

The Company has payable outstanding of $491,950 as of December 31, 2023 to the related entity, Entrepreneur Resorts Limited which was spun off in September 2023.